Share capital - Range of Exercise Prices of Outstanding Share Options (Details)	Dec. 31, 2017 USD ($) shares year $ / shares	Dec. 31, 2017 CAD ($) shares year $ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 CAD ($) shares
Employee Stock Option, USD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	712,415	712,415	966,539	966,539	272,874	272,874	33,956	33,956
Weighted average remaining contractual life (years) | year	6.17	6.17
Weighted average exercise price (in US and CAN dollars per share)	$ 4.66		$ 7.23		$ 25.88		$ 187.36
Number of share options exercisable (in shares) | shares	133,409	133,409
Weighted average remaining contractual life (years) | year	5.46	5.46
Weighted average exercise price (in US and CAN dollars per share)	$ 13.75
Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	390,000	390,000
Weighted average remaining contractual life (years) | year	6.62	6.62
Weighted average exercise price (in US and CAN dollars per share)	$ 2.05
Number of share options exercisable (in shares) | shares	56,851	56,851
Weighted average remaining contractual life (years) | year	5.93	5.93
Weighted average exercise price (in US and CAN dollars per share)	$ 3.45
Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	168,864	168,864
Weighted average remaining contractual life (years) | year	5.93	5.93
Weighted average exercise price (in US and CAN dollars per share)	$ 3.45
Number of share options exercisable (in shares) | shares	16,669	16,669
Weighted average remaining contractual life (years) | year	5.35	5.35
Weighted average exercise price (in US and CAN dollars per share)	$ 3.48
Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	50,000	50,000
Weighted average remaining contractual life (years) | year	5.35	5.35
Weighted average exercise price (in US and CAN dollars per share)	$ 3.48
Number of share options exercisable (in shares) | shares	10,834	10,834
Weighted average remaining contractual life (years) | year	5.94	5.94
Weighted average exercise price (in US and CAN dollars per share)	$ 3.77
Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	32,498	32,498
Weighted average remaining contractual life (years) | year	5.94	5.94
Weighted average exercise price (in US and CAN dollars per share)	$ 3.77
Number of share options exercisable (in shares) | shares	49,055	49,055
Weighted average remaining contractual life (years) | year	4.86	4.86
Weighted average exercise price (in US and CAN dollars per share)		$ 31.39
Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	71,053	71,053
Weighted average remaining contractual life (years) | year	4.89	4.89
Weighted average exercise price (in US and CAN dollars per share)	$ 23.09
Employee Stock Option, CAD
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,503	1,503	1,858	1,858	3,787	3,787	4,909	4,909
Weighted average remaining contractual life (years) | year	1.86	1.86
Weighted average exercise price (in US and CAN dollars per share)		$ 605.84		$ 820.27		$ 845.46		$ 1,010.40
Number of share options exercisable (in shares) | shares	1,503	1,503
Weighted average remaining contractual life (years) | year	1,860.00	1,860.00
Weighted average exercise price (in US and CAN dollars per share)		$ 605,840.00
Employee Stock Option, CAD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	0	0
Weighted average remaining contractual life (years) | year	0.92	0.92
Weighted average exercise price (in US and CAN dollars per share)		$ 330.00
Number of share options exercisable (in shares) | shares	197	197
Weighted average remaining contractual life (years) | year	920.00	920.00
Weighted average exercise price (in US and CAN dollars per share)		$ 330,000.00
Employee Stock Option, CAD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	0	0
Weighted average remaining contractual life (years) | year	0.87	0.87
Weighted average exercise price (in US and CAN dollars per share)		$ 390.00
Number of share options exercisable (in shares) | shares	333	333
Weighted average remaining contractual life (years) | year	870.00	870.00
Weighted average exercise price (in US and CAN dollars per share)		$ 390,000.00
Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,000	1,000
Weighted average remaining contractual life (years) | year	1.94	1.94
Weighted average exercise price (in US and CAN dollars per share)		$ 570.00
Number of share options exercisable (in shares) | shares	502	502
Weighted average remaining contractual life (years) | year	1,940.00	1,940.00
Weighted average exercise price (in US and CAN dollars per share)		$ 570,000.00
Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares) | shares	0	0
Weighted average remaining contractual life (years) | year	2.87	2.87
Weighted average exercise price (in US and CAN dollars per share)		$ 912.00
Number of share options exercisable (in shares) | shares	471	471
Weighted average remaining contractual life (years) | year	2,870.00	2,870.00
Weighted average exercise price (in US and CAN dollars per share)		$ 912,000.00
Minimum | Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 2.05
Minimum | Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 2.76
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 2.76
Minimum | Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.48
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.48
Minimum | Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.50
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.50
Minimum | Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 4.20
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 4.20
Minimum | Employee Stock Option, CAD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 330.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 330.00
Minimum | Employee Stock Option, CAD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 360.01
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 360.01
Minimum | Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 480.01
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 480.01
Minimum | Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 741.01
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 741.01
Maximum | Employee Stock Option, USD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 2.75
Maximum | Employee Stock Option, USD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.47
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.47
Maximum | Employee Stock Option, USD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 3.49
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 3.49
Maximum | Employee Stock Option, USD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 4.19
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 4.19
Maximum | Employee Stock Option, USD | Exercise Price Range Five
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)	$ 1,044.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares	$ 1,044.00
Maximum | Employee Stock Option, CAD | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 360.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 360.00
Maximum | Employee Stock Option, CAD | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 480.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 480.00
Maximum | Employee Stock Option, CAD | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 741.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 741.00
Maximum | Employee Stock Option, CAD | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price, outstanding (in US and CAN dollars per share)		$ 912.00
Exercise price, exercisable (in US and CAN dollars per share) | $ / shares		$ 912.00